Stockholders' Equity (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Options
Outstanding at the end of the period (in shares)	2,308,000		1,956,000
Stock options
Stock Options
Expiration period	10 years
Fair value of common stock (in dollars per share)	$ 27.05	$ 11.69	$ 30.34	$ 8.22	$ 5.90
Number of Options
Outstanding at the beginning of the period (in shares)	1,956,000	1,435,000	1,435,000	1,394,000	1,004,000
Granted (in shares)	731,000		652,000	78,000	430,000
Exercised (in shares)	(295,000)		(51,000)	(12,000)	(26,000)
Forfeited (in shares)	(84,000)		(80,000)	(25,000)	(14,000)
Outstanding at the end of the period (in shares)	2,308,000		1,956,000	1,435,000	1,394,000	1,004,000
Vested or expected to vest at the end of the period (in shares)	2,246,000
Exercisable at the end of the period (in shares)	994,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 5.86	$ 3.78	$ 3.78	$ 3.60	$ 2.62
Granted (in dollars per share)	$ 23.63	$ 8.63	$ 10.19	$ 7.26	$ 5.81
Exercised (in dollars per share)	$ 2.17		$ 2.40	$ 1.48	$ 2.25
Forfeited (in dollars per share)	$ 15.52		$ 6.31	$ 5.18	$ 3.31
Outstanding at the end of the period (in dollars per share)	$ 11.60		$ 5.86	$ 3.78	$ 3.60	$ 2.62
Vested or expected to vest at the end of the period (in dollars per share)	$ 11.42
Exercisable at the end of the period (in dollars per share)	$ 4.42
Weighted-Average Remaining Contractual Term (in years)
Outstanding at the beginning of the period	7 years 6 months 11 days		6 years 10 months 13 days	6 years 9 months 4 days	7 years 7 months 10 days	8 years 1 month 6 days
Granted	9 years 7 months 10 days		9 years 3 months 11 days	9 years 7 months 2 days
Outstanding at the end of the period	7 years 6 months 11 days		6 years 10 months 13 days	6 years 9 months 4 days	7 years 7 months 10 days	8 years 1 month 6 days
Vested or expected to vest at the end of the period	7 years 6 months 11 days
Exercisable at the end of the period	5 years 5 months 26 days
Weighted-Average Intrinsic Value
Exercised (in dollars per share)	$ 22.37		$ 7.56	$ 5.13	$ 3.49
Additional disclosures
Intrinsic value of options outstanding	$ 35,850,000
Intrinsic value of options exercisable	$ 22,488,000
Weighted-average assumptions used to estimate the fair value of stock options
Weighted-average exercise price of options granted (in dollars per share)	$ 23.63	$ 8.63	$ 10.19	$ 7.26	$ 5.81
Expected volatility (as a percent)	67.00%	76.00%	75.00%	77.00%	77.00%
Expected term	5 years 10 months 24 days	6 years 1 month 6 days	6 years 1 month 6 days	5 years 9 months 18 days	5 years 10 months 24 days
Weighted-average risk free interest rate (as a percent)	1.11%	1.09%	1.05%	1.55%	1.82%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Stock options | Employees | Minimum
Stock Options
Vesting period	1 year
Stock options | Employees | Maximum
Stock Options
Vesting period	4 years
Incentive stock options | Individuals owning more than 10% | Minimum
Stock Options
Voting power of all classes of stock (as a percent)	10.00%
Incentive stock options | Individuals owning more than 10% | Maximum
Stock Options
Expiration period	5 years
Incentive stock options | 10% Stockholder
Stock Options
Voting power of all classes of stock (as a percent)	10.00%
Incentive stock options | 10% Stockholder | Minimum
Stock Options
Minimum exercise price as a percentage of estimated fair value (as a percent)	110.00%
2012 Equity Incentive Award
Stock Options
Threshold number of annual additional shares of common stock available for issuance	1,512,687
Percentage for the threshold number of annual additional shares of common stock available for issuance, expressed as percentage of common stock issued and outstanding on last day of the preceding calendar year	4.00%
Number of shares authorized for grant	3,224,000		2,491,000	2,113,000